Business Combinations - Summary of Identification of the Difference Between the Cost of the Investment and the Group's Share of FAFG's Net Fair Value Of Identifiable Assets And Liabilities (Detail)
$ in Thousands, $ in Thousands
	Dec. 31, 2021 TWD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2018 TWD ($)
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Inventories	$ 67,832,981	$ 2,445,313	$ 48,590,434
Financial assets at fair value through profit or loss - non-current	2,502,834	90,225	2,180,978
Property, plant and equipment	239,867,550	8,646,992	234,365,397
Right-of-use assets	10,680,262	385,013	8,741,807
Goodwill	52,072,413	1,877,160	52,709,053	$ 1,900,110	$ 50,198,436	$ 49,974,446
Deferred tax liabilities	7,590,197	273,619	7,121,027
Non-controlling interests	$ 14,544,415	$ 524,312	15,622,009
After Retrospectively Adjusted [Member]
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Inventories			48,590,434
Financial assets at fair value through profit or loss - non-current			2,180,978
Property, plant and equipment			234,365,397
Right-of-use assets			8,741,807
Goodwill			52,709,053
Other intangible assets			27,711,771
Deferred tax liabilities			7,121,027
Non-controlling interests			15,622,009
Before Retrospectively Adjusted [Member]
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Inventories			48,516,459
Financial assets at fair value through profit or loss - non-current			1,793,188
Property, plant and equipment			233,207,324
Right-of-use assets			8,620,612
Goodwill			54,777,439
Other intangible assets			26,808,668
Deferred tax liabilities			6,551,233
Non-controlling interests			$ 15,616,053